Basis of Accounting	12 Months Ended
Mar. 31, 2020
Basis Of Accounting Abstract
Basis of Accounting
2)	BASIS OF ACCOUNTING

(a)	Statement of Compliance

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB). Accounting policies have been applied consistently to all periods presented in these financial statements, except as mentioned otherwise (also refer note 4).

This is the first set of the Group’s annual financial statements in which IFRS 16 Leases have been applied. Changes to significant accounting policies are described in Note 4.

The consolidated financial statements were authorized for issue by the Group’s Board of Directors on August 15, 2020.

(b)	Basis of Measurement

The consolidated financial statements have been prepared on the historical cost basis except for the following material items:

•

equity securities at Fair Value through Other Comprehensive Income (FVOCI), Financial assets at Fair Value Through Profit or Loss (FVTPL) (March 31, 2018: available-for-sale financial assets measured at fair value) and Financial liabilities at Fair Value Through Profit or Loss (FVTPL); and

•	net defined benefit (asset) liability measured at fair value of plan assets less the present value of the defined benefit obligation.

(c)	Functional and Presentation Currency

These consolidated financial statements are presented in U.S. dollar (USD), which is the parent Company’s functional currency. All amounts have been rounded to the nearest thousand, unless otherwise indicated.

The functional currency for subsidiaries is the currency of the primary economic environment in which each subsidiary operates and is normally the currency in which each subsidiary primarily generates and expends cash.

(d)	Use of Estimates and Judgements

The preparation of these consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of the Group’s accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to estimates are recognised in the period in which the estimates are revised and in any future periods affected.

Information about significant areas of estimation/uncertainty in applying accounting policies that have the most significant effects on the amounts recognised in the consolidated financial statements are as follows:

•	Note 3(d),10, 25, 30 and 31	Equity securities at FVOCI, Financial assets at FVTPL (March 31, 2018: available -for-sale financial assets measured at fair value) and Financial liabilities at FVTPL.
•	Note 3(e) and 19	Property, plant and equipment
•	Note 3(f), 3(i) and 20	Useful life of intangible assets and impairment test of intangible assets and goodwill
•	Note 3(j) and 32	Employee benefit plans
•	Note 3(l) and 3(m)	Loyalty programs
•	Note 3(p),18 and 21	Income taxes
•	Note 3(k)	Provisions and contingent liabilities
•	Note 3(j) and 33	Share based payment
•	Note 3(b) and 8	Acquisition of subsidiary: fair value of consideration transferred and fair value of assets acquired and liabilities assumed
•	Note 3(i)	Measurement of Expected Credit Loss (ECL) allowance for trade receivables and contract assets: key assumptions in determining the weighted‑average loss rate

Information about assumptions and estimation uncertainties that have a significant risk of resulting in a material adjustment within the next financial year are included in the following notes:

•	Note 3(d) and 10	Equity securities at FVOCI (March 31, 2018: available-for-sale financial assets measured at fair value)
•	Note 3(i) and 20	Impairment test : key assumptions used in discounted cash flow projections
•	Note 3(j) and 32	Measurement of defined benefit obligations : key actuarial assumptions
•	Note 3(k)	Provisions and contingent liabilities

Estimation uncertainty relating to COVID-19 pandemic

In December 2019, a novel strain of coronavirus, COVID-19, was first detected in Wuhan, China, and has since spread to other regions, including India, Europe and the United States. On March 11, 2020, the World Health Organization declared that the rapidly spreading COVID-19 outbreak was a global pandemic (the "COVID-19 pandemic"). In response to the COVID-19 pandemic, many governments around the world have implemented, and continue to implement, a variety of measures to reduce the spread of COVID-19, including travel restrictions and bans, instructions to residents to practice social distancing, quarantine advisories, shelter-in-place orders and required closures of non-essential businesses. These government mandates have forced many of the customers on whom the Group’s business relies, including hotels and airlines, to curtail drastically their service offerings or to cease operations entirely. Towards the end of March 2020, Government of India imposed nation-wide lockdown and travel restrictions, which have been gradually easing since end of May 2020 only.

During the fourth quarter of financial year 2019-20, we have experienced, and expect to continue to experience, a significant decline in travel demand resulting in significant customer cancellations and refund requests and reduced new orders relating to international and domestic travel and lodging. In March 2020, supply of domestic transportation tickets and international air tickets also has dropped significantly in response to comprehensive containment measures in India and other international regions. We have been affirmatively facilitating our customers in their cancellations and refund requests and working with our travel suppliers to prepare for difficult market conditions.

The COVID-19 pandemic and the resulting economic conditions and government orders have resulted in an unprecedented decline in travel activities and consumer demand for related services. The Group’s financial results and prospects are almost entirely dependent on the sale of such travel services.

The extent of the effects of the COVID-19 pandemic on the Group’s business, results of operations, cash flows and growth prospects are highly uncertain and will ultimately depend on future developments. These include, but are not limited to, the severity, extent and duration of the pandemic and its impact on the travel industries and consumer spending more broadly. Even if economic and operating conditions for the Group’s business improve, the Group cannot predict the long-term effects of the pandemic on its business or the travel industries as a whole.

Management believes that the estimates used in the preparation of these consolidated financial statements are reasonable, and management has made assumptions about the possible effects of the COVID-19 pandemic on critical and significant accounting estimates. Although these estimates are based upon management’s best knowledge of current events and actions, actual results could differ from these estimates. Any changes in estimates are adjusted prospectively in the Group’s consolidated financial statements.